Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Dividends	Total Payments
Total	[1]	$ 136,290	$ 51,150	$ 41,860	$ 11,680	$ 240,980
BURKINA FASO | National Government of Burkina Faso [Member]
Total	[2],[3]	119,660	43,570	13,990	$ 11,680	188,900
BURKINA FASO | Municipal Government of Dori [Member]
Total	[2],[4]	600				600
CANADA | Mattagami First Nation [Member]
Total	[2],[5]			19,550		19,550
CANADA | Flying Post First Nation [Member]
Total	[2],[5]			6,980		6,980
CANADA | Provincial Government of Quebec [Member]
Total	[2],[6]	3,630		880		4,510
CANADA | Municipal Government of Preissac [Member]
Total	[2],[6]	370				370
CANADA | National Government of Canada [Member]
Total	[2],[6]	160				160
CANADA | Metis Nation of Ontario [Member]
Total	[2],[6]			80		80
FRANCE | National Government of France [Member]
Total	[2],[7]	7,770				7,770
SURINAME | National Government of Suriname [Member]
Total	[2],[8]		$ 7,580			7,580
SENEGAL | National Government of Senegal [Member]
Total	[2],[4]	$ 4,100		130		4,230
GUINEA | National Government of Guinea [Member]
Total	[2],[9]			170		170
PERU | National Government of Peru [Member]
Total	[2],[10]			$ 80		$ 80

[1]
All payments are reported in U.S. dollars which is the reporting currency of the Company. When the Company has made payments in currencies other than its reporting currency, it translates the payments using the exchange rate as at December 31, 2023, the Company’s financial year end. The following closing exchange rates were used for the 2023 annual report:
USD/CAD 1.3205; USD/XOF 593.1100; USD/EUR 0.9042; USD/GNF 8,598.53; USD/PEN 3.7106; USD/TRY 29.5280

[2]	All payments are reported in U.S. dollars which is the reporting currency of the Company. When the Company has made payments in currencies other than its reporting currency, it translates the payments using the exchange rate as at December 31, 2023, the Company’s financial year end. The following closing exchange rates were used for the 2023 annual report:
USD/CAD 1.3205; USD/XOF 593.1100; USD/EUR 0.9042; USD/GNF 8,598.53; USD/PEN 3.7106

[3]	Paid in XOF and CAD.
[4]	Paid in XOF.
[5]	Paid in CAD. Includes payments made by suppliers on behalf of the Company.
[6]	Paid in CAD.
[7]	Paid in EUR.
[8]	Paid in USD.
[9]	Paid in GNF.
[10]	Paid in PEN.